YieldMax AI & Tech Portfolio Option Income ETF
Schedule of Investments
April 30, 2025 (Unaudited)

COMMON STOCKS - 99.9%		Shares	Value
Auto Manufacturers - 4.4%
Tesla, Inc. (a)(b)		2,935	$828,140

Computers - 8.1%
Apple, Inc. (b)		4,000	850,000
International Business Machines Corp. (b)		2,759	667,181
			1,517,181

Internet - 11.9%
Alphabet, Inc. - Class A (b)		5,241	832,271
Amazon.com, Inc. (a)(b)		3,002	553,629
Meta Platforms, Inc. - Class A (b)		1,528	838,872
			2,224,772

Semiconductors - 32.1%(c)
Advanced Micro Devices, Inc. (a)(b)		8,723	849,184
Broadcom, Inc. (b)		4,371	841,286
Intel Corp. (b)		31,903	641,250
Marvell Technology, Inc. (b)		6,745	393,706
NVIDIA Corp. (b)		19,764	2,152,695
QUALCOMM, Inc. (b)		4,106	609,577
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)		3,136	522,740
			6,010,438

Software - 41.0%(c)
C3.ai, Inc. - Class A (a)(b)		82,650	1,819,126
Coreweave, Inc. - Class A (a)(b)		19,000	784,700
Microsoft Corp. (b)		2,154	851,390
Oracle Corp. (b)		3,783	532,344
Palantir Technologies, Inc. - Class A (a)(b)		14,060	1,665,266
Salesforce, Inc. (b)		2,111	567,247
ServiceNow, Inc. (a)(b)		628	599,746
Snowflake, Inc. - Class A (a)(b)		5,291	843,862
			7,663,681

Telecommunications - 2.4%
Arista Networks, Inc. (a)(b)		5,415	445,492
TOTAL COMMON STOCKS (Cost $22,098,701)			18,689,704

PURCHASED OPTIONS - 1.0%(a)(d)(e)	Notional Amount	Contracts
Call Options - 1.0%			$–
Advanced Micro Devices, Inc., Expiration: 05/16/2025; Exercise Price: $110.00	$846,945	87	13,180
Amazon.com, Inc., Expiration: 05/02/2025; Exercise Price: $210.00	553,260	30	690
Arista Networks, Inc., Expiration: 05/09/2025; Exercise Price: $87.00	444,258	54	12,285
C3.ai, Inc., Expiration: 05/16/2025; Exercise Price: $25.00	1,818,026	826	11,977
Coreweave, Inc., Expiration: 05/09/2025; Exercise Price: $50.00	784,700	190	9,500
Intel Corp., Expiration: 05/23/2025; Exercise Price: $22.00	641,190	319	11,006
Meta Platforms, Inc., Expiration: 05/09/2025; Exercise Price: $605.00	823,500	15	7,575
NVIDIA Corp., Expiration: 05/16/2025; Exercise Price: $120.00	2,145,724	197	15,957
Oracle Corp., Expiration: 05/09/2025; Exercise Price: $150.00	520,664	37	2,979
Palantir Technologies, Inc., Expiration: 05/09/2025; Exercise Price: $125.00	1,658,160	140	88,550
QUALCOMM, Inc., Expiration: 05/02/2025; Exercise Price: $160.00	504,764	34	2,720
Salesforce, Inc., Expiration: 05/02/2025; Exercise Price: $280.00	161,226	6	267
Tesla, Inc., Expiration: 05/09/2025; Exercise Price: $332.50	818,264	29	2,900
TOTAL PURCHASED OPTIONS (Cost $189,618)			179,586

SHORT-TERM INVESTMENTS - 3.3%		Shares
Money Market Funds - 3.3%
First American Government Obligations Fund - Class X, 4.25% (f)		618,723	618,723
TOTAL SHORT-TERM INVESTMENTS (Cost $618,723)			618,723

TOTAL INVESTMENTS - 104.2% (Cost $22,907,042)			19,488,013
Liabilities in Excess of Other Assets - (4.2)%			(778,515)
TOTAL NET ASSETS - 100.0%			$18,709,498
two			–%
Percentages are stated as a percent of net assets.			–%

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	100 shares per contract.
(e)	Exchange-traded.
(f)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

YieldMax AI & Tech Portfolio Option Income ETF
Schedule of Written Options
April 30, 2025 (Unaudited)

WRITTEN OPTIONS - (3.0)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (3.0)%
Advanced Micro Devices, Inc., Expiration: 05/16/2025; Exercise Price: $100.00	$(846,945)	(87)	$(38,715)
Alphabet, Inc., Expiration: 05/02/2025; Exercise Price: $160.00	(825,760)	(52)	(7,540)
Amazon.com, Inc., Expiration: 05/02/2025; Exercise Price: $200.00	(553,260)	(30)	(3,090)
Apple, Inc., Expiration: 05/16/2025; Exercise Price: $217.50	(850,000)	(40)	(18,500)
Arista Networks, Inc., Expiration: 05/09/2025; Exercise Price: $83.00	(444,258)	(54)	(20,250)
Broadcom, Inc., Expiration: 05/09/2025; Exercise Price: $195.00	(827,621)	(43)	(21,178)
C3.ai, Inc., Expiration: 05/16/2025; Exercise Price: $23.50	(1,818,026)	(826)	(45,430)
Coreweave, Inc., Expiration: 05/09/2025; Exercise Price: $47.00	(784,700)	(190)	(17,575)
Intel Corp., Expiration: 05/23/2025; Exercise Price: $20.50	(641,190)	(319)	(27,115)
International Business Machines Corp., Expiration: 05/02/2025; Exercise Price: $240.00	(652,914)	(27)	(8,775)
Marvell Technology, Inc., Expiration: 05/09/2025; Exercise Price: $63.00	(391,079)	(67)	(5,661)
Meta Platforms, Inc., Expiration: 05/09/2025; Exercise Price: $570.00	(823,500)	(15)	(20,438)
Microsoft Corp., Expiration: 05/16/2025; Exercise Price: $400.00	(830,046)	(21)	(18,848)
NVIDIA Corp., Expiration: 05/16/2025; Exercise Price: $112.00	(2,145,724)	(197)	(59,592)
Oracle Corp., Expiration: 05/09/2025; Exercise Price: $142.00	(520,664)	(37)	(11,840)
Palantir Technologies, Inc., Expiration: 05/09/2025; Exercise Price: $120.00	(1,658,160)	(140)	(118,300)
QUALCOMM, Inc.		–	$–
Expiration: 05/02/2025; Exercise Price: $150.00	(103,922)	(7)	(2,730)
Expiration: 05/02/2025; Exercise Price: $155.00	(504,764)	(34)	(6,664)
Salesforce, Inc.		–	$–
Expiration: 05/02/2025; Exercise Price: $262.50	(161,226)	(6)	(3,975)
Expiration: 05/02/2025; Exercise Price: $260.00	(403,065)	(15)	(13,912)
ServiceNow, Inc., Expiration: 05/09/2025; Exercise Price: $870.00	(573,006)	(6)	(54,300)
Snowflake, Inc., Expiration: 05/16/2025; Exercise Price: $167.50	(829,348)	(52)	(16,770)
Taiwan Semiconductor Manufacturing Co. Ltd.		–	$–
Expiration: 05/02/2025; Exercise Price: $170.00	(250,035)	(15)	(1,553)
Expiration: 05/16/2025; Exercise Price: $170.00	(266,704)	(16)	(6,240)
Tesla, Inc., Expiration: 05/09/2025; Exercise Price: $310.00	(818,264)	(29)	(9,425)
TOTAL WRITTEN OPTIONS (Premiums received $501,573)			$(558,416)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of April 30, 2025 (Unaudited)

YieldMax AI & Tech Portfolio Option Income ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$18,689,704	$–	$–	$18,689,704
Purchased Options	–	179,586	–	179,586
Money Market Funds	618,723	–	–	618,723
Total Investments	$19,308,427	$179,586	$–	$19,488,013

Liabilities:
Investments:
Written Options	$–	$(558,416)	$–	$(558,416)
Total Investments	$–	$(558,416)	$–	$(558,416)

Refer to the Schedule of Investments for further disaggregation of investment categories.